Income Taxes - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation allowance
Balance at beginning of the year	$ 82,964	$ 37,405	$ 21,205
Changes of valuation allowance	24,003	45,559	16,200
Balance at end of the year	$ 106,967	$ 82,964	$ 37,405